Debt - Summary of Outstanding Notes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Floating Term Loan Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount - variable	$ 396
Interest rate terms	LIBOR plus 2% with a floor of 0.75%
Current coupon rate - variable	2.75%
Maturity date	2017
Floating Term Loan Due In 2020 [Member]
Debt Instrument [Line Items]
Principal amount - variable	395
Interest rate terms	LIBOR plus 2.50% with a floor of 0.75%
Current coupon rate - variable	3.25%
Maturity date	2020
Senior Unsecured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	500
Maturity date	2016
Current coupon rate - fixed	3.50%
Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	750
Maturity date	2018
Current coupon rate - fixed	3.75%
Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	500
Maturity date	2021
Current coupon rate - fixed	5.75%
Senior Unsecured Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	500
Maturity date	2023
Current coupon rate - fixed	5.75%
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 1,150
Maturity date	2019
Current coupon rate - fixed	1.00%
Floating Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Maturity date	2017